Investment Objectives and Goals - Defined Duration 10 ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DEFINED DURATION 10 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Defined Duration 10 ETF (the “Fund”) seeks long-term growth of capital.